Management Plans Capital Resources (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)		$ (1,568,813)	$ 675,996
Operating income (loss)		(1,407,569)	1,291
Total stockholders' deficiency		(4,097,889)	(3,105,770)	$ (3,907,310)
Working capital deficit		(3,100,000)
Proceeds from related parties		229,000
Short-term note payable		$ 100,000
Interest rate		6.00%
Notes payable		$ 383,824	162,500
Subsequent Event [Member]
Public offering	$ 15,000,000
Mast Hill Fund L P [Member]
Loan		448,000
Long Term Debt Agreement [Member]
Payment on debt		200,000
Debt outstanding principal		246,000
Accrued interest		74,500
Gain on debt		$ 120,500
Two Board Members
Interest rate		6.00%
Demand notes		$ 79,000
Three Related Parties [Member]
Demand notes			167,500
Demand notes remaining balance			166,500
Related Party [Member]
Interest rate		6.00%
Notes payable			328,000
Demand notes		$ 50,000	$ 96,600
2023 and 2024 [Member]
Notes payable		$ 446,000